As filed with the Securities and Exchange Commission on January 4, 2013

File Nos. 033-9981 and 811-04892

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No.	[ ]

Post-Effective Amendment No.	34 [X]

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

Amendment No.	36 [X]

Templeton Growth Fund, Inc.
(Exact Name of Registrant as Specified in Charter)

300 S.E. 2nd Street, Fort Lauderdale, FL 33301-1923
(Address of Principal Executive Offices) (Zip Code)

Registrant's Telephone Number, Including Area Code (954)527-7500

CRAIG S. TYLE, ONE FRANKLIN PARKWAY, SAN MATEO, CA 94403-1906
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box)

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on (date) pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)(1)
[ ]	on (date) pursuant to paragraph (a)(1) of Rule 485
[ ]	75 days after filing pursuant to paragraph (a)(2)
[ ]	on (date) pursuant to paragraph (a)(2) of rule 485

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Fort Lauderdale and the State of Florida, on the 4th day of January, 2013.

Templeton Growth Fund, Inc.

(Registrant)

By: /s/ROBERT C. ROSSELOT

Robert C. Rosselot

Vice President and Secretary

Pursuant to the requirements of the Securities Act of 1933, this Registration Amendment has been signed below by the following persons in the capacities and on the dates indicated:

NORMAN J.BOERSMA*
Norman J.Boersma	President and Chief Executive Officer – Investment Management
Dated: January 4, 2013

LAURA F. FERGERSON*
Laura F. Fergerson	Chief Executive Officer – Finance and Administration
Dated: January 4, 2013

MARK H. OTANI*
Mark H. Otani	Chief Financial Officer and Chief Accounting Officer
Dated: January 4, 2013

HARRIS J. ASHTON*	Director
Harris J. Ashton	Dated: January 4, 2013

ANN TORRE BATES*	Director
Ann Torre Bates	Dated: January 4, 2013

FRANK J. CROTHERS*	Director
Frank J. Crothers	Dated: January 4, 2013

EDITH E. HOLIDAY*	Director
Edith E. Holiday	Dated: January 4, 2013

CHARLES B. JOHNSON*	Director
Charles B. Johnson	Dated: January 4, 2013

GREGORY E. JOHNSON*	Director
Gregory E. Johnson	Dated: January 4, 2013

J. MICHAEL LUTTIG*	Director
J. Michael Luttig	Dated: January 4, 2013

DAVID W. NIEMIEC*	Director
David W. Niemiec	Dated: January 4, 2013

FRANK A. OLSON*	Director
Frank A. Olson	Dated: January 4, 2013

LARRY D. THOMPSON*	Director
Larry D. Thompson	Dated: January 4, 2013

CONSTANTINE D. TSERETOPOULOS*	Director
Constantine D. Tseretopoulos	Dated: January 4, 2013

ROBERT E. WADE*
Robert E. Wade	Director
Dated: January 4, 2013

*By   /s/ROBERT C. ROSSELOT

Robert C. Rosselot, Attorney-in-Fact

(Pursuant to Power of Attorney previously filed)

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS	XBRL Instance Document

EX-101.SCH	XBRL Taxonomy Extension Schema Document

EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase